GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

         The information required to be contained in this report for the period ending June 30, 2004 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

AIM Growth Series
AIM Small Cap Growth Fund - Class A
File No. 811-02699
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000950129-04-006718

The Alger American Fund
Alger American MidCap Growth Portfolio
Alger American Balanced Portfolio
File No. 811-05550
Form N-CSRS
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785

American Century Quantitative Equity Funds
American Century Income & Growth Fund
File No. 811-05447
Form N-CSRS
Filed via EDGAR and accepted on August 30, 2004
Accession No. 0000827060-04-000036

Fidelity Variable Insurance Products I Fund
Fidelity Growth Portfolio
File No. 811-03329
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000927384-04-000026

Fidelity Variable Insurance Products Fund II
Fidelity VIP Contrafund Portfolio
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000831016-04-000013

Janus Aspen Series
Janus Aspen Worldwide Growth Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Maxim Series Fund, Inc.
Maxim Money Market Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000092

Maxim Series Fund, Inc.
Maxim Templeton(R) International Equity Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000100

Maxim Series Fund, Inc.
Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000085

Maxim Series Fund, Inc.
Maxim MFS(R) Small-Cap Growth Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000091

Maxim Series Fund, Inc.
Maxim Loomis Sayles Small-Cap Value Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000089

Maxim Series Fund, Inc.
Maxim Index 600 Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000084

Maxim Series Fund, Inc.
Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000079

Maxim Series Fund, Inc.
Maxim T. Rowe Price MidCap Growth Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000099

Maxim Series Fund, Inc.
Maxim Ariel MidCap Value Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000078

Maxim Series Fund, Inc.
Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000083

Maxim Series Fund, Inc.
Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000097

Maxim Series Fund, Inc.
Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000098

Maxim Series Fund, Inc.
Maxim Value Index Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000103

Maxim Series Fund, Inc.
Maxim Bond Index Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000080

Maxim Series Fund, Inc.
Maxim Loomis Sayles Bond Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000088

Maxim Series Fund, Inc.
Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000102

Maxim Series Fund, Inc.
Maxim Aggressive Profile I, Moderately Aggressive Profile I, Moderate Profile I Moderately Conservative Profile I and Conservative Profile I Portfolios
File No. 811-03364
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0000356476-04-000093

Pioneer Variable Contracts Trust
Pioneer Equity Income Fund
File No. 811-08786
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0001257959-04-000002

RS Investment Trust
RS Emerging Growth Fund
File No. 811-05159
Form N-CSRS
Filed via EDGAR and accepted on September 8, 2004
Accession No. 0000935-069-04-001440

Liberty Variable Investment Trust
Liberty Asset Allocation Fund, Variable Series
File No. 811-07556
Form N-CSRS
Filed via EDGAR and accepted on September 03, 2004
Accession No. 0001047469-04-028003